UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-576

                           Northeast Investors Trust
               (Exact name of Registrant as specified in charter)

                         150 Federal Street, Room 1000
                               Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                 David Randall
                         150 Federal Street, Room 1000
                               Boston, MA 02110
                    (Name and address of agent for service)
        Registrant's telephone number, including area code: 617-523-3588

                  Date of fiscal year end: September 30, 2004

                  Date of reporting period: September 30, 2004



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1. Reports to Stockholders.

NORTHEAST
                                   INVESTORS
                                     TRUST
                                 A NO-LOAD FUND
                                 Annual Report
                             For the Period Ending
                               September 30, 2004

Dear Fellow Shareholders,
Northeast Investors Trust had a successful year in fiscal 2004. The total return of the fund was 14.9% during that period compared to the 12.4% on the Merrill Lynch Master II High Yield Index, placing it toward to the top of the high yield fund universe. We are pleased with these results, especially given the generally defensive positioning of a large portion of the portfolio as we entered the fiscal year.

In explaining the performance of the fund versus the index and the competition, the fund benefited from satisfactory results at both ends of the credit spectrum. Although some of the short-term securities were constrained by near-term call dates and thus underperformed the market, others saw significant yield compression (and, inversely, price appreciation) when they were redeemed via tender offers at extremely low yields/high prices. At the other end of the credit spectrum, we had excellent total return results from our lower-rated securities, including our large holdings in Trump and Denny's, notwithstanding the high profile restructuring of the former's debt burden. Both securities outperformed the overall market by a wide margin and contributed to the fund's relative performance.

Looking forward, we are generally pleased with how the portfolio is positioned vis a vis the market as we begin fiscal 2005, given current market conditions, yet we are still concerned about the dearth of total return opportunities with meaningful upside. Both absolute yields and yield spreads versus Treasury's remain quite low in the high yield market.

Although anecdotes should be taken with caution, as examples of current market conditions, we recently were able to sell one of our holdings at a yield less than that of comparable Treasury bonds and still another at a negative yield to its nearest redemption date. In such an environment, we have increasingly focused our purchases on shorter-term and higher-quality high yield bonds, with their defensive characteristics. To be sure, we have also made some purchases of securities with higher risk and return profiles, and we hope that such purchases will turn out to have been made with prudence.

A related area of significant frustration remains the paucity of income opportunities facing the Trust in this interest rate environment. Virtually all portfolio companies that could do so have redeemed their high interest rate debt and replaced it with lower interest rate debt. This has a predictable effect on the payout of the fund. The challenge then remains to search for income carefully in such an environment, with the obvious downside price risk if interest rates rise ahead of the maturity of any such newly-purchased bonds. The Federal Reserve appears to be in the midst of raising short-term interest rates to more normalized levels, and yet, to the extent that our shorter-term securities convert to cash in the next few years, it is possible that there will be opportunities to reinvest those funds in higher yielding instruments without having incurred material price erosion in the interim.

We remain of course significant shareholders in the Trust through our personal holdings, and, with that mutuality of interest, we doubly hope that our actions will prove successful over time.

Respectfully submitted,
Bruce H. Monrad
Chairman of the Trustees

Historical Information

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442         1.115         0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31
2002               23,522        208,979,224       7.05      1,471,469,994         0.67          0.0000        7.46
2003               21,969        249,615,565       7.19      1,794,728,603         0.56          0.0000        7.06
2004               21,331        247,232,032       7.59      1,875,883,401         0.63          0.0000        7.48
------------------------------------------------------------------------------------------------------------------------
(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.


Average Annual Total Return

One year ended September 30, 2004                                       14.90%
Five years ended September 30, 2004                                      4.16%
Ten years ended September 30, 2004                                       7.03%

30 Day SEC Yield
Yield calculated as of September 30, 2004 (unaudited):                   6.70%

About Your Fund's Expenses

                                Beginning Account Value         Ending Account Value    Expenses Paid During Period
                                3/31/2004                       9/30/2004               3/31/2004 - 09/30/2004
Actual Return
4.24%                           $1,000.00                       $1,042.35               $3.30
Hypothetical
(5% return before expenses)     $1,000.00                       $1,021.75               $3.30

Example:
As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, 3/31/2004 - 9/30/2004.

Actual Expenses:
The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on you account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Portfolio Composition

Distribution by Credit Quality*                         Distribution by Maturity
(% of portfolio)                                        (% of portfolio)
BBB              1%
BB              32%
B               39%                                     Under 1 Year     6%
CCC             18%                                     1-5 Years       54%
D                2%                                     5-10 Years      34%
Unrated          8%                                     10-15 Years      0%
Over 15 Years    6%                                     Total          100%
Total          100%
* Standard & Poor's Rating Service


Performance Graph - Ten Years
The following graph compares the cumulative total shareholder return on Northeast Investors Trust shares over the ten preceding fiscal years to the cumulative total share return on the Merrill Lynch High Yield Master II Index, assuming an investment of $10,000 in both at their closing prices on September 30, 1994 and reinvestment of dividends and capital gains.

The Merrill Lynch High Yield Master II Index is an unmanaged market value-weighted index comprised of 1,800 domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. It is shown for comparative purposes only and reflects no deductions for fees, expenses or taxes. Keep in mind that past performance does not guarantee future returns, and an investment in the Trust is not guaranteed.

tableomitted



           Sept.30                                Fiscal Year Ended September 30,
Year       1994     1995    1996      1997     1998     1999     2000     2001     2002     2003     2004
NEIT     $10,000  $11,344  $13,157  $15,546  $14,904  $16,095  $16,302  $14,969  $15,568  $17,191  $19,753
High Yield
Master   $10,000  $11,688  $12,977  $14,889  $15,279  $15,878  $16,037  $15,053  $14,642  $18,933  $21,271


Summary of Net Assets
September 30, 2004
                                                                        % of
                                                        Value           Net Assets
Corporate Bonds & Notes
Advertising                                             $20,900,000     1.11%
Broadcast Cable TV                                       56,487,875     3.01%
Building & Construction                                   5,455,873     0.29%
Chemicals                                                93,620,461     4.99%
Clothing                                                 10,700,000     0.57%
Conglomerate                                             14,940,000     0.80%
Electrical Utilities                                    218,440,650    11.65%
Energy/Natural Resources                                224,632,053    11.97%
Entertainment                                            36,961,640     1.97%
Financial Services                                       28,595,226     1.52%
Food Processing                                          10,607,045     0.57%
Gaming                                                  323,042,251    17.22%
Grocery Stores/Distributors                              16,786,008     0.89%
Health Care Supplies                                        160,000     0.01%
Hotels                                                    4,403,925     0.23%
Independent Power Producer                               38,020,000     2.03%
Manufacturing/Service Industry                           13,228,750     0.71%
Metals & Mining                                          36,356,131     1.94%
Miscellaneous Manufacturing                               5,510,034     0.29%
Packaging & Container                                   120,934,438     6.45%
Paper/Forest Products                                    21,738,186     1.16%
Pharmaceuticals/Drugs                                     5,847,625     0.31%
Products & Manufacturing                                 20,729,250     1.11%
Publishing                                               28,444,900     1.52%
Retail                                                   21,568,066     1.15%
Retail Food Chains                                       73,550,590     3.92%
Telecommunications                                       49,780,235     2.65%
Textiles                                                     46,845     0.00%
                                                     --------------   -------
Total Corporate Bonds & Notes                        $1,501,488,057    80.04%
Total Foreign Bonds                                      55,677,229     2.97%
Total Common Stocks                                     167,257,165     8.92%
Total Preferred Stocks                                   10,105,340     0.54%
Total Warrants                                            1,580,770     0.08%
Total Repurchase Agreement                              104,987,788     5.60%
                                                     --------------   -------
Total Investments                                     1,841,096,349    98.15%
Receivables & Cash                                       41,002,333     2.18%
                                                     --------------   -------
Total Assets                                          1,882,098,682   100.33%
Less Liabilities                                         (6,215,281)   -0.33%
                                                     --------------   -------
Net Assets                                           $1,875,883,401   100.00%
                                                     ==============   =======

Schedule of Investments
September 30, 2004
Corporate Bonds & Notes                                                                 Value
Name of Issuer                                                  Principal               (Note B)
Advertising - 1.11%
Interpublic Group Co. Inc. Convertible Notes, 1.87%, 6/01/06    $22,000,000            $20,900,000

Broadcast Cable TV - 3.01%
Charter Comm Opt. LLC Senior Notes, Series 144A, 8%,
4/30/12                                                          40,000,000             39,900,000
Charter Comm Opt. LLC Senior Notes, Series 144A, 8.375%,
4/30/14                                                           5,000,000              4,968,750
Paxson Comm Senior Sub. Notes, 0/12.25%, 1/15/09 (a)             13,550,000             11,619,125
                                                                                        ----------
                                                                                        56,487,875

Building & Construction - 0.29%
American Standard, Inc. Notes, 7.375%, 4/15/05                    2,000,000              2,040,000
Henry Company Senior Notes, Series B, 10%, 4/15/08                2,500,000              2,325,000
Nualt Enterprises, Inc., 6%,12/31/04 (b) (h)                      7,042,799              1,090,873
                                                                                         ---------
                                                                                         5,455,873
Chemicals - 4.99%
Foamex LP Capital Corp. Senior Secured Notes, 10.75%,
4/01/09                                                          11,640,000             10,941,600
Lyondell Senior Secured Notes, Series B, 9.875%, 5/01/07 (c)     19,800,000             20,913,750
Lyondell Chemical Senior Secured Notes, 11.125%, 7/15/12         20,000,000             23,200,000
Pioneer Americas, Inc. Secured Notes, 10%, 12/31/08              14,510,000             14,219,898
Pioneer Americas, Inc. Senior Secured Notes, FRN 5.086%,
12/31/06                                                          1,384,357              1,356,670
Polyone Corp Senior Notes, 8.875%, 5/01/12                       15,000,000             15,300,000
Sterling Chemical, Inc., PIK Notes 10%, 12/19/07                  8,179,301              7,688,543
                                                                                        ----------
                                                                                        93,620,461

Clothing - 0.57%
St. John Knits Senior Sub. Notes, 12.5%, 7/1/09                  10,000,000             10,700,000


Conglomerate - 0.80%
JII Holdings LLC Secured Notes, 13%, 4/01/07                     12,600,000             11,340,000
Jordan Industries Senior Notes, Series D, 10.375%, 8/01/07        6,000,000              3,600,000
                                                                                        ----------
                                                                                        14,940,000

Electrical Utilities - 11.65%
Illinois Power First Mortgage Notes, 11.5%, 12/15/10 (c)         50,000,000             59,250,000
Midwest Generation LLC Secured Notes, 8.75%, 5/01/34             50,000,000             54,500,000
Nevada Power Co. Notes, Series E, 10.875%, 10/15/09              10,000,000             11,587,500
Northwestern Corp. First Mortgage Notes, Series 144A, 7.3%,
12/01/2006                                                       15,000,000             15,000,000
Orion Power Holdings, Inc. Senior Notes, 12%, 5/01/10            29,000,000             36,250,000
Pacific Gas & Electric Co. Senior Secured Notes, 6.875%,
7/15/08                                                          20,000,000             21,650,000
Sierra Pacific Power Co. Notes, Series A, 8%, 6/01/08            18,535,000             20,203,150
                                                                                       -----------
                                                                                       218,440,650

Energy/Natural Resources - 11.97%
ANR Pipeline Co. Senior Notes, 8.875%, 3/15/10                   29,630,000             33,333,750
Chesapeake Energy Corp. Notes, 8.375%, 11/01/08                  16,380,000             17,854,200
Chesapeake Energy Corp. Notes, 9%, 8/15/12                       14,000,000             15,995,000
Forest Oil Corp. Senior Notes, 7.75%, 5/01/14                     5,839,000              6,349,913
Forest Oil Corp. Senior Notes, 8%, 6/15/08                       24,655,000             27,243,775
Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (d)                       20,000,000             23,147,480
Northwest Pipeline Corp. Debentures, 6.625%, 12/01/07             4,615,000              4,909,206
Northwest Pipeline Corp. Senior Notes, 8.125%, 3/01/10            1,000,000              1,121,250
Parker Drilling Co. Senior Notes, Series B, 10.125%, 11/15/09    19,195,000             20,370,694
Parker Drilling Co. Senior Notes, 9.625%, 10/01/13                2,500,000              2,787,500
Parker Drilling Co. Senior Notes, Series 144A, FRN 6.54%,
9/01/10                                                          15,000,000             15,037,500
Southern Natural Gas Notes, 8.875%, 3/15/10                      10,762,000             12,107,250
Swift Energy Co. Senior Sub. Notes, 9.375%, 5/01/12 (c)          18,000,000             20,160,000
Tennessee Gas Pipeline Debentures, 7%, 3/15/27                    9,200,000              9,660,000
Tesoro Petroleum Corp. Secured Notes, 8%, 4/15/08                11,741,000             12,680,280
Transocean Sedco. Forex Notes, 6.75%, 4/15/05                     1,840,000              1,874,255
                                                                                       -----------
                                                                                       224,632,053

Entertainment - 1.97%
AMC Entertainment, Inc. Senior Sub. Notes, 9.875%, 2/01/12       16,500,000             17,077,500
AMC Entertainment, Inc. Senior Sub. Notes, 9.5%, 2/01/11         12,296,000             12,634,140
AMC Entertainment, Inc. Senior Sub. Notes, Series 144A, 8%,
3/01/14                                                           6,250,000              5,875,000
Cinemark USA, Inc. Senior Discount Notes, 0/9.75%%,
3/15/14 (a)                                                       2,000,000              1,375,000
                                                                                        ----------
                                                                                        36,961,640

Financial Services - 1.52%
Finova Group, Inc. Notes, 7.5%, 11/15/09                          7,358,850              3,670,226
Metris Companies, Inc. Senior Notes, 10.125%, 7/15/06            15,000,000             15,000,000
Providian Financial Corp. Convertible Notes, 3.25%,
8/15/05 (c)                                                      10,000,000              9,925,000
                                                                                        ----------
                                                                                        28,595,226
Food Processing - 0.57%
Agrilink Foods, Inc. Senior Sub. Notes, 11.875%, 11/01/08         2,251,000              2,352,295
B&G Foods Senior Sub. Notes, Series D, 9.625%, 8/01/07            2,250,000              2,297,250
Chiquita Brands Intl. Senior Notes, Series 144A, 7.5%,
11/01/14                                                          3,000,000              3,000,000
Mrs. Fields Brands Financing Notes, 9%, 3/15/11                   3,500,000              2,957,500
                                                                                        ----------
                                                                                        10,607,045
Gaming - 17.22%
Harrah's Operating Co., Inc. Senior Sub. Notes, 7.875%,
12/15/05 (c)                                                     48,941,000             51,693,931
Hollywood Park Inc., Senior Sub. Notes, Series B, 9.25%,
2/15/07                                                          27,307,000             27,989,675
MGM Mirage, Inc. Senior Sub. Notes, 9.75%, 6/01/07 (c)           37,857,000             42,068,591
MGM Mirage, Inc. Senior Notes, 7.25%, 10/15/06                    3,000,000              3,187,500
Park Place Entertainment Senior Sub. Notes, 7.875%,
12/15/05                                                         39,164,000             41,220,110
Park Place Entertainment Senior Notes, 8.5%, 11/15/06            12,730,000             14,018,913
Park Place Entertainment Senior Sub. Notes, 9.375%,
02/15/07                                                         10,000,000             11,150,000
Trump Atlantic City First Mortgage Notes, 11.25%, 5/01/06        90,530,000             73,838,531
Venetian Casino/Las Vegas Sands Co. Notes, 11%, 6/15/10          50,000,000             57,875,000
                                                                                       -----------
                                                                                       323,042,251

Grocery Stores/Distributors - 0.89%
Fleming Co., Inc. Senior Sub. Notes, 9.875%, 5/01/12 (e)         26,000,000                 65,000
Fleming Co., Inc. Senior Sub. Notes, Series D, 10.625%,
7/31/07 (e)                                                      10,000,000                 25,000
Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08 (e)             15,000,000              2,662,500
Fleming Co., Inc. Convertible Notes, 5.25%, 3/15/2009 (e)         3,000,000                    300
Fleming Co., Inc. Senior Notes, 9.25%, 6/15/10 (e)                8,309,000              1,474,847
Pathmark Stores, Inc. Senior Sub. Notes, Series 144A, 8.75%,
2/01/12                                                          11,500,000             10,752,500
Penn Traffic Senior PIK Notes, 11%, 6/29/09 (e)                  10,032,560              1,805,861
                                                                                        ----------
                                                                                        16,786,008

Health Care Supplies - 0.01%
Global Health Sciences Co. Senior Notes, 11%, 5/1/08 (b) (e)      5,000,000                160,000


Hotels - 0.23%
Starwood Hotels and Resorts Notes, 6.75%, 11/15/05                4,255,000              4,403,925

Independent Power Producer - 2.03%
Calpine Corp. Senior Secured Notes, Series 144A, 8.5%,
7/15/10                                                          27,000,000             20,655,000
Calpine Corp. Senior Secured Notes, 8.75%, 7/15/13               23,000,000             17,365,000
                                                                                        ----------
                                                                                        38,020,000

Manufacturing/Service Industry - 0.71%
Hydrochem Industrial Service Senior Sub. Notes, Series B,
10.375%, 8/01/07                                                  5,500,000              5,541,250
Key Components LLC Senior Notes, 10.5%, 6/01/08                   7,500,000              7,687,500
                                                                                        ----------
                                                                                        13,228,750

Metals & Mining - 1.94%
Golden Northwest Aluminum First Mortgage Notes, 12%,
12/15/06 (e)                                                     12,500,000                625,000
Inland Steel Corp. First Mortgage Notes, Series R, 7.9%,
1/15/07                                                           6,500,000              6,532,500
Kaiser Aluminum Chemical Corp. Senior Sub. Notes, 12.75%,
2/01/03 (e) (g)                                                  46,230,000              9,361,575
Kaiser Aluminum Chemical Corp. Senior Notes, Series B,
10.875%, 10/15/06 (e)                                            12,000,000             11,580,000
Kaiser Aluminum Chemical Corp. Senior Notes, Series D,
10.875%, 10/15/06 (e)                                             1,500,000              1,447,500
LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (e)               7,776,278                  4,860
LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (e)            7,286,184                  4,554
National Steel Corp. First Mortgage Notes, 8.375%,
8/01/06 (e)                                                       1,002,831                 50,142
Ormet Corp. Senior Notes, 11%, 8/15/08 (e)                       15,000,000              6,750,000
                                                                                        ----------
                                                                                        36,356,131

Miscellaneous Manufacturing - 0.29%
Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06                 6,645,000              5,510,034


Packaging & Container - 6.45%
Ball Corp. Senior Notes, 7.75%, 8/01/06 (c)                      21,383,000             22,719,438
Crown Cork and Seal Notes, 8.375%, 1/15/05                        7,500,000              7,575,000
Crown Euro Holdings SA Secured Notes, 9.5%, 3/01/11              23,000,000             25,645,000
Owens-Illinois, Inc. Senior Notes, 8.1%, 5/15/07                 30,000,000             31,500,000
Owens-Illinois, Inc. Senior Notes, 7.15%, 5/15/05 (c)            33,000,000             33,495,000
                                                                                       -----------
                                                                                       120,934,438

Paper/Forest Products - 1.16%
American Tissue, Inc. Senior Secured Notes, Series B,
12.5%, 7/15/06 (e)                                               14,061,292                175,766
Crown Paper Senior Sub. Notes, 11%, 9/01/05 (e)                  14,950,000                  1,495
Fort James Corp. Senior Notes, 6.875%, 9/15/07                   20,245,000             21,560,925
                                                                                        ----------
                                                                                        21,738,186

Pharmaceuticals/Drugs - 0.31%
Alpharma, Inc. Senior Notes, Series 144A, 8.625%, 5/01/11         5,705,000              5,847,625


Products & Manufacturing - 1.11%
Motors and Gears, Inc. Senior Notes, Series D, 10.75%,
11/15/06                                                         22,410,000             20,729,250

Publishing - 1.52%
Houghton Mifflin Co. Senior Notes, 8.25%, 2/01/11                27,220,000             28,444,900

Retail - 1.15%
Eye Care Centers of America, Inc. Senior Notes, 9.125%,
5/01/08                                                          10,000,000             10,000,000
Eye Care Centers Sub. Notes FRN, 5.35%, 5/01/08                   5,000,000              4,575,000
National Vision Senior Notes, 12%, 3/30/09                        8,227,137              6,993,066
                                                                                        ----------
                                                                                        21,568,066

Retail Food Chains - 3.92%
Advantica Restaurant Group Senior Notes, 11.25%, 1/15/08         58,768,700             60,972,526
American Restaurant Group Senior Notes, Series D, 11.5%,
11/01/06 (e)                                                     15,886,000              9,531,600
Planet Hollywood Secured Notes, 9%, 3/30/10 (b) (e)                 942,093                449,976
Romacorp, Inc. Senior Notes, 10.5%, 12/31/08 (b) (h)              4,327,480              2,596,488
                                                                                        ----------
                                                                                        73,550,590

Telecommunications - 2.65%
Qwest Corp. Notes, 7.2%, 11/01/04                                20,155,000             20,255,775
Qwest Corp. Notes, 5.625%, 11/15/08                              30,127,000             29,524,460
                                                                                        ----------
                                                                                        49,780,235

Textiles - 0.00%
West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/08 (e)       11,750,000                 14,689
West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/05 (e)       25,725,000                 32,156
                                                                                            ------
                                                                                            46,845
Total Corporate Bonds & Notes - 80.04%
(cost - $1,727,119,487)                                                             $1,501,488,057
                                                                                    --------------
Foreign Bonds                                                                           Value
Name of issuer                                                  Principal               (Note B)
Foreign Bonds - 2.97%
Brazil C Bond Debentures, 8%, 4/15/14                           $11,727,700            $11,603,152
Argentina Global Bonds, 12%, 6/19/31                             34,249,578             10,052,251
Republic of Brazil Discount Series Z-L, 14.5%, 10/15/09          26,366,000             34,012,140
Euro Stabilization Advances, 12/15/26                           GBP 133,613                  9,686
                                                                                        ----------
Total Foreign Bonds  - (cost - $57,026,507)                                            $55,677,229

Stocks                                                          Number of               Value
Name of Issuer                                                  Shares                  (Note B)
Common Stock - 8.92%
American Restaurant Group, Inc. (b) (f)                              10,222                $10,222
Catalina Restaurant Group (b) (f)                                   276,475              1,331,249
Chiquita Brands, Inc. (f)                                         1,039,148             18,091,567
Chubb Corp.                                                         300,000             21,084,000
Continental Airlines, Class B (f)                                       264                  2,249
Crunch Equity Holdings (f) (h)                                       12,237             16,519,950
Darling International, Inc. (f)                                     745,530              3,213,234
Denny's Corp. (f)                                                 1,217,762              3,287,957
Dictaphone, Inc. (f)                                                225,489              1,307,836
General Chemical (f) (h)                                              1,077                290,790
Haynes International, Inc. (f)                                      685,714              9,257,139
International Airline Support Group (f)                             219,540                  4,391
JPMorgan Chase & Co.                                                370,000             14,700,100
Kronos Worldwide, Inc.                                              265,294             10,532,172
Laroche Industries, Inc. (b) (f)                                     36,000                288,000
Lodgian, Inc. (f)                                                   171,356              1,696,424
MAXXAM, Inc. (f)                                                    200,000              5,640,000
National Vision, Inc. (f)                                           394,591              2,024,252
NL Industries                                                       510,200              9,341,762
Nualt Enterprises (b) (f) (h)                                        10,752                    108
Pathmark Stores (f)                                               1,600,398              7,761,930
Penn Traffic (f)                                                  1,906,164                 95,308
Pioneer America (f)                                                 282,700              4,226,365
Planet Hollywood International, Inc. (b) (f) (h)                      2,402                     24
Polymer Group, Inc., Class A (f)                                    386,143              4,440,645
Prandium (f)                                                        869,935                 26,098
Safelite Glass Corp., Class B (b) (f) (h)                           109,677                877,416
Safelite Realty Corp. (b) (h)                                         7,403                148,060
Smurfit-Stone Container (f)                                         257,142              4,980,841
Sterling Chemical, Inc. (f)                                         250,443              6,010,632
Tokheim (f) (h)                                                     180,224                    721
Trilanco 2 Limited (b) (f) (h)                                           98                      1
Trilanco 3 Limited (b) (f) (h)                                           98                      1
Viskase Cos., Inc. (f) (h)                                        1,293,291              3,142,697
Walter Industries, Inc.                                             500,000              8,010,000
WestPoint Stevens, Inc. (f)                                       1,600,000                 25,600
Zions Bancorporation                                                145,600              8,887,424
                                                                                      ------------
Total Common Stocks - (cost - $388,220,959)                                           $167,257,165

Stocks                                                          Number of               Value
Name of Issuer                                                  Shares                  (Note B)
Preferred Stocks - 0.54%
Chubb Corp. 7%                                                      200,000             $5,600,000
Polymer, Inc., Series A, 16% (b)                                      2,856              4,505,340
                                                                                        ----------
Total Preferred Stocks - (cost - $7,915,256)                                            10,105,340

                                                                Number of               Value
Warrants                                                        Shares or               (Note B)
Name of Issuer Units
Warrants - 0.08%
Dictaphone Warrants (f)                                             203,566                 $4,071
General Chemical A Warrants (f) (h)                                     622                    782
General Chemical B Warrants (f) (h)                                     461                    579
Key Energy Service Warrants (b) (f)                                  15,000              1,485,836
Safelite Glass Corp. A Warrants (b) (f) (h)                         268,789                 10,811
Safelite Glass Corp. B Warrants (b) (f) (h)                         179,192                  8,539
Sterling Chemical Warrants (b) (f)                                   83,125                 70,152
                                                                                         ---------
Total Warrants - (cost - $17,150,520)                                                    1,580,770

Repurchase Agreement - 5.60%
Investors Bank & Trust Repurchase Agreement, 1.27%, due
10/01/04 *                                                                             $90,205,720
Morgan Stanley Tri-Party Repurchase Agreement 1.22% due
10/01/04 **                                                                             14,782,068
Total Repurchase Agreement -                                                           -----------
(cost - $104,987,788)                                                                  104,987,788
Total Investments - 98.15%
(cost - $2,302,420,517)                                                              1,841,096,349
                                                                                    --------------
Net Other Assets - 1.85%                                                                34,787,052
                                                                                    --------------
Net Assets - 100%                                                                   $1,875,883,401

* Acquired on September 30, 2004. Collateralized by $94,715,906 of U.S. Government mortgage backed securities due through 12/25/23. The maturity value is $90,208,902.

** Acquired on September 30, 2004. Collateralized by $15,078,700 of U.S. Government mortgagebacked securities due through 11/15/21. The maturity value is $14,782,569.

(a) Represents a zero coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(b) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(c) All or a portion of security has been pledged to collateralize short-term borrowings.
(d) Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.
(e) Non-income producing security due to default or bankruptcy filing.
(f) Non-income producing security.
(g) Security is in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(h) All or a portion of security is restricted. The aggregate market value of restricted securities as of
September 30, 2004 is $24,687,840, which represents 1.32% of total net assets. All of these securities are deemed to be liquid.

PIK Payment in Kind
GBP Principal denoted in British Pounds Sterling
FRN Floating Rate Note

Note: Each fiscal quarter-end the Trust is required to file a complete schedule of investments with the Securities and Exchange Commission. The schedule of investments for the second and fourth quarters appears in the semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the schedule of investments with the SEC on Form N-Q. The Trust makes the information on Form N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Trust, including
Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the
SEC at 1-202-942-8090 for information about the operation of the Public Reference
Room. Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public
Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-
0102. The Trust's reference number as a registrant under the Investment Company Act of
1940 is 811-576.

The accompanying notes are an integral part of the financial statements.



Statement of Assets
and Liabilities
September 30, 2004
Assets
Investments - at market value (cost $2,302,420,517)                     $1,841,096,349
Receivable for interest                                                     39,512,869
Receivable for shares sold                                                   1,362,883
Receivable for dividends                                                       117,000
Cash                                                                             9,581
                                                                        --------------
Total Assets                                                             1,882,098,682

Liabilities
Payable for shares repurchased                                              $1,483,064
Payable for trustee fees                                                     2,347,985
Payable for investments purchased                                            2,196,187
Accrued expenses                                                               188,045
                                                                            ----------
Total Liabilities                                                            6,215,281
                                                                        --------------
Net Assets                                                              $1,875,883,401
                                                                        ==============

Net Assets Consist of:
Capital, at a $1.00 par value                                             $247,232,032
Paid in surplus                                                          2,232,019,628
Accumulated net investment income                                            4,133,014
Accumulated net realized loss on investments                              (146,177,105)
Net unrealized depreciation of investments                                (461,324,168)
                                                                        ===============
Net Assets                                                              $1,875,883,401
Net Asset Value, offering price and redemption price per share
($1,875,883,401/247,232,032 shares)                                              $7.59
                                                                                 =====
The accompanying notes are an integral part of the financial statements.

Statement of Operations
Year Ended September 30, 2004
Investment Income
Interest                                                                  $148,589,664
Dividends                                                                    2,941,482
Other Income                                                                 1,135,983
                                                                          ------------
Total Income                                                               152,667,129

Expenses
Trustee fees                                                                $8,933,327
Administrative expenses and salaries                                         1,196,708
Interest expense                                                               530,646
Printing, postage and stationery fees                                          244,900
Commitment fees                                                                185,043
Auditing fees                                                                  179,650
Computer and related expenses                                                  177,200
Legal fees                                                                     155,150
Insurance                                                                       81,500
Registration and filing fees                                                    72,440
Telephone                                                                       19,600
Custodian fees                                                                  14,610
Other expenses                                                                  38,274
                                                                           -----------
Total Expenses                                                              11,829,048
                                                                           -----------
Net Investment Income                                                      140,838,081
                                                                           -----------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions                       (7,697,864)
Change in unrealized appreciation/(depreciation) of investments            112,310,397
                                                                          ------------
Net Increase (Decrease) in Net Assets Resulting from Operations           $245,450,614

The accompanying notes are an integral part of the financial statements.

Statements of Changes
in Net Assets
                                                                Year Ended                      Year Ended
                                                                September 30,                   September 30,
                                                                2004                            2003
Increase (Decrease) in Net Assets
From Operations:
Net investment income                                           $140,838,081                    $139,699,179
Net realized gain (loss) from investment transactions             (7,697,864)                    (35,541,377)
Change in unrealized appreciation (depreciation) of
investments                                                      112,310,397                      78,288,225
Net Increase (Decrease) in Net Assets Resulting                 ------------                    ------------
from Operations                                                  245,450,614                     182,446,027
Distributions to Shareholders from Net Investment
Income                                                          (145,311,748)                   (137,749,390)
From Net Trust Share Transactions                                (18,984,068)                    278,561,972
                                                                ------------                    ------------
Total Increase (Decrease) in Net Assets                           81,154,798                     323,258,609
                                                                ------------                    ------------
Net Assets:
Beginning of Period                                            1,794,728,603                   1,471,469,994
                                                              --------------                  --------------
End of Period                                                 $1,875,883,401                  $1,794,728,603
                                                              ==============                  ==============
The accompanying notes are an integral part of the financial statements.

Financial Highlights
                                                                        Year Ended September 30,
Per Share Data^                         2004            2003            2002#           2001            2000
Net Asset Value:
Beginning of Period                     $7.19           $7.05           $7.42           $9.08           $10.08
                                        -----           -----           -----           -----           ------
Income From Investment Operations:
Net investment income                    0.59            0.56            0.65            0.92             1.02
Net realized and unrealized gain (loss) on
investment                               0.44            0.14           (0.35)          (1.61)           (0.90)
                                        -----           -----           -----           -----           ------
Total from investment operations         1.03            0.70            0.30           (0.69)            0.12
                                        -----           -----           -----           -----           ------
Less Distributions:
Net investment income                   (0.63)          (0.56)          (0.67)          (0.97)           (1.12)
Capital Gain                               -               -               -               -                -
                                        -----           -----           -----           -----           ------
Net Asset Value:
End of Period                           $7.59           $7.19           $7.05           $7.42            $9.08
                                        =====           =====           =====           =====            =====
Total Return                            14.90%          10.43%           4.00%          (8.18%)          1.29%
Ratios & Supplemental Data
Net assets end of period (in millions) $1,875.9         $1,794.7        $1,471.5        $1,172.1        $1,430.6
Ratio of operating expenses to average net
assets*                                 0.67%            0.65%           0.70%            0.86%           1.22%
Ratio of interest expense to average net
assets                                  0.03%            0.00%           0.00%            0.21%           0.61%
Ratio of net investment income to average
net assets                              7.92%            7.97%           8.61%           11.10%          10.84%
Portfolio turnover rate                39.80%           13.47%          17.61%           22.03%           3.80%
* Includes Interest Expense When Applicable

^Per Share Data calculated using the Average Share Method

#As required, effective October 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 8.75% to 8.61%. Per share data and ratios for periods prior to
September 30, 2002 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of the financial statements.


Notes to Financial Statements for the
year ended September 30, 2004

Note A - Organization
Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B - Significant Accounting Policies
Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities may also be valued on the basis of valuations furnished by independent pricing services that uses both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, and the nature of the existing market for securities with characteristics similar to such obligations. The Trust may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. The market value of securities fair valued on September 30, 2004 was 13,033,096, which represents 0.69% of net assets.

Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C - Trustees' Compensation
Trustees' compensation has been computed at the rate of 1/8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. The aggregate compensation paid to the Independent Trustees during the fiscal year ended September 30, 2004 was $160,000.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on September 30, 2004 was 2,047,542 shares (.83%).

Note D - Shares of Beneficial Interest
At September 30, 2004, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                                Year Ended                      Year Ended
                                                September 30, 2004              September 30, 2003
Shares Amount Shares Amount
Shares Sold                             136,123,851     $1,018,923,412          243,147,352     $1,709,994,019
Shares issued to shareholders
in reinvestment of distributions
from net investment income               14,286,816        105,156,190            14,627,732       101,920,813
                                        -----------      -------------           -----------     -------------
                                        150,410,667      1,124,079,602           257,775,084     1,811,914,832
Shares repurchased                     (152,794,200)    (1,143,063,670)         (217,138,743)   (1,533,352,860)
                                       ------------     --------------          -------------   --------------
Net Increase (Decrease)                  (2,383,533)      $(18,984,068)           40,636,341      $278,561,972
                                       ============     ==============          =============   ==============


Note E - Purchases and Sales of Investments
The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $685,941,720 and $746,523,369 respectively, for the year ended September 30, 2004.

Note F - Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At September 30, 2004 the Trust has unused lines of credit amounting to $200,000,000 and there was no outstanding balance. The committed lines of credit may be terminated at the banks' option at their annual renewal dates.

Note G - Repurchase Agreement
On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note H - Additional Tax Information
The tax character of distributions paid during the fiscal year ended
September 30, 2004 was as follows:
Distributions paid from:
Ordinary income                                                   $145,311,748

As of September 30, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:
Undistributed (distributions in excess of) ordinary income - net    12,130,977
Capital loss carryforward:
2007                                                                (2,099,492)
2010                                                                  (511,359)
2011                                                               (89,590,632)
2012                                                               (34,826,775)
                                                                  -------------
Total capital loss carryforward                                   (127,028,258)
                                                                  -------------
Timing Differences                                                 (18,358,359)
Unrealized gains (losses) - net                                   (470,112,619)
                                                                  ------------
Total accumulated earnings (losses) - net                         (603,368,259)

At September 30, 2004 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost                                                         2,311,208,968
Gross unrealized gain                                              115,003,225
Gross unrealized loss                                             (585,115,844)
                                                                 -------------
Net unrealized security gain (loss)                               (470,112,619)
                                                                 =============

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to defaulted securities and accretion and amortization differences.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Northeast Investors Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Northeast Investors Trust (the "Fund") as of September 30, 2004, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 2003 and the financial highlights for each of the four years in the period then ended were audited by other auditors whose report, dated November 20, 2003, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Trust at September 30, 2004, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 8, 2004

                                                        Principal
                        Position(s)                                 Occupation(s)
                        Held                 Length of              During                      Other Directorships
Name, Address and Age   with Trust           Time Served(1)         Last 5 Years                Held by Trustee

AFFILIATED TRUSTEES AND FUND OFFICERS
Ernest E. Monrad        Trustee              43 years              Trustee of the Trust,        Century Shares Trust
150 Federal Street                                                 Chairman until May,          Century Capital
Boston, MA                                                         2000                         Management Trust
Age 74                                                                                          The New America High
                                                                                                Income Fund, Inc.
                                                                                                Northeast Investors
                                                                                                Growth Fund
Bruce H. Monrad         Chairman and         11 years              Trustee and Officer of
150 Federal Street      Trustee                                    the Trust
Boston, MA
Age 42

William A. Oates, Jr.   President            23 years              Trustee and President
150 Federal Street                                                 of Northeast Investors
Boston, MA                                                         Growth Fund
Age 62

Gordon C. Barrett       Executive Vice       16 years              Officer of the Trust,
150 Federal Street      President and                              Northeast Investors
Boston, MA              CFO                                        Growth Fund,
Age 47                                                             Northeast Investors
                                                                   Management, Inc.

Robert B. Minturn       Trustee, Clerk,      23 years              Clerk and Trustee of          Northeast Investors
150 Federal Street      and Vice                                   the Trust                     Growth Fund
Boston, MA              President
Age 65

INDEPENDENT TRUSTEES

C. Earl Russell         Trustee              52 years              Adviser to the
10 Post Office Square                                              accounting firm of
Boston, MA                                                         Russell, Brier & Co.
Age 95

Fred L. Glimp           Trustee              23 years              Special Assistant to
1350 Massachusetts Ave.                                            President and former
Cambridge, MA                                                      Vice President for
Age 78                                                             Alumni Affairs and
                                                                   Development of
                                                                   Harvard University

J. Murray Howe          Trustee              17 years              Of counsel to the law
One Post Office Square                                             firm of Sullivan &
Boston, MA                                                         Worcester
Age 80

Peter J. Blampied       Trustee              4 years               President of Corcoran         Access Capital
100 Grandview Road                                                 Management Co. Inc.,          Strategies, LLC
Braintree, MA 02184                                                real estate
Age 62

(1) The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.
(2) Ernest E. Monrad and Bruce H. Monrad are father and son respectively.

Trustees
Ernest E. Monrad
Fred L. Glimp
Robert B. Minturn
J. Murray Howe
Bruce H. Monrad
Peter J. Blampied
C. Earl Russell

Officers
Bruce H. Monrad, Chairman
William A. Oates, Jr., President
Gordon C. Barrett, Executive Vice President & CFO
Robert B. Minturn, Vice President & Clerk
Richard J. Semple, Chief Compliance Officer
David A. Randall, Vice President
Chapin P. Mechem, Vice President
Nancy A. Holler, Assistant Vice President
Matthew D. Fratolillo, Assistant Vice President

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Trust
150 Federal Street
Boston, Massachusetts 02110

Indepdendent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon St.
Boston, Massachusetts 02116

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust's future performance, and that the Trust's investments are subject to market risks.

For a free copy of the Trust's proxy voting guidelines visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov. Shares of the Trust are sold to investors at net asset value by

                            Northeast Investors Trust
                               150 Federal Street
                           Boston, Massachusetts 02110
                          (800) 225-6704 (617) 523-3588



The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including:
NE Inv TR, NE Investors.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. A copy of the code of ethics has been filed as Exhibit to Registrant's Report on Form N-CSR for its fiscal year ended September 30, 2003. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert. Although the members of the registrant's Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item. Certain of the registrant's trustees who are considered to be "interested persons" as defined in Section 2(a)(19) under the Investment Company of 1940, as amended, do possess such qualifications, but it has been determined that the Audit Committee should consist entirely of independent trustees. The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the management of the Trust.

Item 4. Principal Accountant Fees and Services.

         (a) Audit Fees. The aggregate fees billed for the registrant's fiscal years ended September 30, 2004 and September 30, 2003 for professional services rendered by the registrant's principal accountant for the audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $80,000 and $143,250 respectively.


         (b) Audit-Related Fees. The aggregate fees billed for the registrant's fiscal years ended September 30, 2004 and September 30, 2003 for assurance and related services by the registrant's principal accountant reasonably related to the performance of the audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $53,500 and $70,000 respectively. Such services consisted of a report of the Trust's transfer agent's internal controls pusuant to rule 17AD-13, semi-annual report review and a report on the Trust's antimoney laundering controls and policies.

NOTE: If there were no such services use this alternative for the item:
No audit related services were provided by the registrant's principal accountant during its last two fiscal years that were not reported under Paragraph (a) of this item.


         (c) Tax Fees. The aggregate fees billed in the registrant's fiscal years ended September 30, 2004 and September 30, 2003 for professional services rendered by the registrant's principal accountant for tax matters were $6,000 and $8,250 respectively. Such services consisted of the preparation of the registrant's federal income and excise tax returns.


         (d) No products or services were provided to the registrant during its last two fiscal years by its principal accountants other than the services reported in Paragraphs (a) - (c) of this item.


         (e) It is the registrant's policy that all audit and non-audit services provided by the registrant's principal accountants be approved in advance by the Audit Committee, and all of the services described in Paragraphs (a) - (d) of this item were so approved.


         (f) The registrant has been advised by its independent accountants that less than 50% of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for its fiscal year ended September 30, 2004 were attributed to work performed by persons other than the principal accountants' full-time, permanent employees.


         (g)      Not applicable to the registrant.


         (h)      Not applicable to the registrant

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Schedule of Investments

Enclosed as part of Item 1 Above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.

Item 9. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company
        Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(2) 99.CERT - Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT - A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.








                                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust

By (Signature and Title)
Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: December 3, 2004


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: December 3, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: Decemeber, 2004


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: December 3, 2004


Exhibit 99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: December 3, 2004
                                            Bruce H. Monrad
                                            Chairman
                                            (principal executive officer)





Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The Registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: [           ], 2004
                                            Gordon C. Barrett
                                            Treasurer
                                            (principal financial officer)








Exhibit 99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and
(b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Trust, a Massachusetts business trust (the "registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended September 30, 2004 of the registrant (the "Form N-CSR") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the registrant.



Dated:  December 3, 2004
                                            Bruce H. Monrad
                                            Chairman
                                            (Principal Executive Officer)


Dated:  December, 2004
                                            Gordon C. Barrett
                                            Treasurer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request.